Prepaid expenses and deposits - Schedule of prepaid expenses and deposits (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Schedule Of Prepaid Expenses And Deposits Abstract
Insurance	$ 56,455	$ 2,201
Other prepaids and deposits	19,728	13,089
Total prepaid expenses and deposits	$ 76,183	$ 15,290